OTHER ASSETS -THIRD PARTIES (Tables)	12 Months Ended
Dec. 31, 2021
OTHER ASSETS - THIRD PARTIES
Schedule of Other Assets

	As of December 31,
	2020	2021
	RMB	RMB
Prepayments for purchase of property, plant and equipment	884,611,325	1,859,171,734
Refund receivable of U.S. countervailing duties and anti-dumping duties	571,394,376	580,058,369
Deposit for rent and others	79,281,354	175,297,194
Prepayment for warranty insurance premium	112,884,194	111,537,184
Prepayment of income tax attributable to intercompany transactions	31,816,215	16,158,693
Deferred losses related to sale-leaseback transactions before January 1, 2019 (Note 21)	98,660,496	—
Less: Allowance for credit losses	(849,093)	(3,063,785)
Total	1,777,798,867	2,739,159,389

Summary of activity in allowance for credit losses related to deposits

For the year ended December 31,
2021
RMB
At beginning of year	849,093
Impact of adopting ASC Topic 326	—
Addition	2,214,692
Reversal	—
At end of year	3,063,785